Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 31, 2019
Registrant Name	Dreyfus Institutional Reserves Funds
Central Index Key	0001423799
Amendment Flag	false
Document Creation Date	May 31, 2019
Document Effective Date	May 31, 2019
Prospectus Date	May 31, 2019
Premier Shares Prospectus | Dreyfus Institutional Treasury and Agency Cash Advantage Fund | Premier Shares
Prospectus:
Trading Symbol	DRRXX
Premier Shares Prospectus | Dreyfus Institutional Treasury Securities Cash Advantage Fund | Premier Shares
Prospectus:
Trading Symbol	DMEXX
Hamilton Shares Prospectus | Dreyfus Institutional Treasury and Agency Cash Advantage Fund | Hamilton Shares
Prospectus:
Trading Symbol	DHLXX
Hamilton Shares Prospectus | Dreyfus Institutional Treasury Securities Cash Advantage Fund | Hamilton Shares
Prospectus:
Trading Symbol	DHMXX